CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Investment income (loss), net	$ (13)	$ (17,099)	$ (10,811)	$ 2,091	$ 487	$ (42,216)	$ (54,010)	$ 15,534	$ 132,620
Loss on financial instruments, net related party	(42,775)	(21,037)	(56,011)	(2,180)	(46,236)	(33,058)	(51,421)	31,837	(30,670)
Interest income related party	114	97	73		230	182	412	7,398	2,082
Trust services and administration revenues, related party	(87)	8	129		15	15	30	540	30
Interest expense	5,114	3,590	2,110		8,898	7,209	15,471	27,457	32,551
Other expenses ,related party	5,150	6,726	6,149		12,092	13,799	28,269	13,895	7,564
Related Party
Investment income (loss), net								0	88,514
Loss on financial instruments, net related party	(41,960)	(27,759)	(56,011)	0	(45,526)	(42,564)	(63,536)	(37,012)	(22,913)
Interest income related party			0	1,777			0	7,110	1,777
Trust services and administration revenues, related party	8	8	8	8	15	15	30	30	30
Interest expense	2,093	749	514	6,651	2,825	1,357	2,797	25,307	30,171
Other expenses ,related party	$ 2,105	$ 2,132	$ 2,297	$ 576	$ 4,221	$ 4,330	$ 8,704	$ 4,105	$ 3,763